Segment Information (Details) - Schedule of geographic regions - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	$ 758,212	$ 820,468	$ 910,893
Satellites, property and other equipment	1,431,775	1,318,526
Intangible assets	764,078	779,190
Other long-term assets	31,254	1,504
Canada [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	330,832	362,939	395,235
Satellites, property and other equipment	814,565	624,303
Intangible assets	707,502	718,880
Other long-term assets	30,979	1,052
United Kingdom [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	292,474	307,433	329,634
Satellites, property and other equipment	54,390	71,659
Intangible assets	38,039	38,448
Other long-term assets	275	452
Europe, Middle East & Africa [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	40,822	44,710	50,911
Satellites, property and other equipment	19,310	23,334
Latin America & Caribbean [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	55,818	64,024	73,120
Intangible assets	12,643	15,114
Asia & Australia [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Revenue	38,266	41,362	$ 61,993
United Kingdom [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Satellites, property and other equipment	541,126	596,625
All Others [Member]
Segment Information (Details) - Schedule of geographic regions [Line Items]
Satellites, property and other equipment	2,384	2,605
Intangible assets	$ 5,894	$ 6,748